Income Tax (Credit) Expense - Summary of Income Tax Expense (Credit) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Major components of tax expense (income) [abstract]
Current tax, current year	¥ (4,957)	$ (760)	¥ 7,711	¥ 16,172
Current tax	(4,957)	(760)	7,711	16,172
Deferred tax (Note 17), current year	(75,869)	(11,627)	(15,458)	(15,203)
Deferred tax (Note 17), attributable to change in tax rate	(2,375)	(364)
Deferred tax (Note 17)	(78,244)	(11,991)	(15,458)	(15,203)
Income tax expense (credit)	¥ (83,201)	$ (12,751)	¥ (7,747)	¥ 969